BORROWINGS (Details) (RUB) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Notes
Plus: unamortized premium		8	14
Total notes		102,744	80,776
Less: current portion		(17,462)	(10,039)
Total notes, long-term		85,282	70,737
Borrowing costs and interest capitalized
Fair value		106,668
MTS International Notes due 2020
Notes
Interest rate (as a percent)		8.625%
Total notes		24,547	22,779
Borrowing costs and interest capitalized
% of par		118.60%
Fair value		29,113
MTS International Notes due 2023
Notes
Interest rate (as a percent)		5.00%
Total notes		16,365
Borrowing costs and interest capitalized
% of par		93.75%
Fair value		15,342
MTS OJSC Notes due 2020
Notes
Interest rate (as a percent)		8.15%
Total notes		15,000	15,000
Borrowing costs and interest capitalized
% of par		100.70%
Fair value		15,105
MTS OJSC Notes due 2014
Notes
Interest rate (as a percent)		7.60%
Total notes		13,619	13,619
Borrowing costs and interest capitalized
% of par		100.15%
Fair value		13,639
MTS OJSC Notes due 2017
Notes
Interest rate (as a percent)		8.70%
Total notes		10,000	10,000
Borrowing costs and interest capitalized
% of par		101.47%
Fair value		10,147
MTS OJSC Notes due 2023
Notes
Interest rate (as a percent)		8.25%
Total notes		10,000
Borrowing costs and interest capitalized
% of par		101.00%
Fair value		10,100
MTS OJSC Notes due 2015
Notes
Interest rate (as a percent)		7.75%
Total notes		7,537	7,537
Borrowing costs and interest capitalized
% of par		100.14%
Fair value		7,557
MTS OJSC Notes due 2018
Notes
Interest rate (as a percent)		7.50%
Total notes		3,844	9,610
Repurchase of MTS OJSC Notes	1,875	3,891
Borrowing costs and interest capitalized
Stated interest rate before negotiated decrease (as a percent)	8.00%	7.00%
% of par		100.30%
Fair value		3,855
MTS OJSC Notes due 2016
Notes
Interest rate (as a percent)		8.75%
Total notes		1,788	1,788
Borrowing costs and interest capitalized
% of par		101.25%
Fair value		1,810
MTS OJSC Notes due 2015 (A series)
Notes
Interest rate (as a percent)		10.00%
Total notes		12
MTS OJSC Notes due 2016 (B series)
Notes
Interest rate (as a percent)		8.00%
Total notes		12
MTS OJSC Notes due 2022 (V series)
Notes
Interest rate (as a percent)		5.00%
Total notes		12
MTS OJSC Notes due 2013
Notes
Interest rate (as a percent)			7.00%
Total notes			429